Consolidated Statements of Changes in Shareholders' Equity (Deficit) ¥ in Thousands, $ in Thousands	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2021		¥ 16		¥ 28				¥ 75,244		¥ (1,949,798)		¥ (1,874,510)
Balance, shares at Dec. 31, 2021 | shares	26,422,222	26,422,222	45,577,778	45,577,778
Net income (loss)										(180,438)		(180,438)
Accretion of redeemable convertible preferred shares										(139,576)		(139,576)
Foreign currency translation adjustment, net of nil income taxes								(160,360)				(160,360)
Balance at Dec. 31, 2022		¥ 16		¥ 28				(85,116)		(2,269,812)		(2,354,884)
Balance, shares at Dec. 31, 2022 | shares	26,422,222	26,422,222	45,577,778	45,577,778
Net income (loss)										110,499		110,499
Accretion of redeemable convertible preferred shares										(146,341)		(146,341)
Foreign currency translation adjustment, net of nil income taxes								(40,976)				(40,976)
Balance at Dec. 31, 2023		¥ 16		¥ 28				(126,092)		(2,305,654)		(2,431,702)
Balance, shares at Dec. 31, 2023 | shares	26,422,222	26,422,222	45,577,778	45,577,778
Net income (loss)										(146,480)	$ (20,066)	(146,480)
Accretion of redeemable convertible preferred shares										(113,658)		(113,658)
Foreign currency translation adjustment, net of nil income taxes								33,953				33,953
Issuance of Class A ordinary shares upon Initial Public Offering (“IPO”), net of listing expense relating to the IPO in the amount of RMB21,717		¥ 9				426,241						426,250
Issuance of Class A ordinary shares upon Initial Public Offering ("IPO"), shares | shares	12,330,000	12,330,000
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		¥ 85				2,818,589						2,818,674
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO, shares | shares	121,079,448	121,079,448
Share-based compensation						160,027						160,027
Balance at Dec. 31, 2024	$ 15	¥ 110	$ 4	¥ 28	$ 466,463	¥ 3,404,857	$ (12,623)	¥ (92,139)	$ (351,512)	¥ (2,565,792)	$ 102,347	¥ 747,064
Balance, shares at Dec. 31, 2024 | shares	159,831,670	159,831,670	45,577,778	45,577,778